UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER NECESSARY FOR AN OPEN RISK ARBITRAGE POSITION.

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [X]; Amendment Number:   1
                                                ---

  This Amendment (Check only one.):           [ ] is a restatement.
                                              [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 10th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Grizzetti
Title:  Chief Financial Officer
Phone:  (212) 771-1232

Signature, Place, and Date of Signing:

     John Grizzetti                       New York, New York     May 14, 2004
---------------------------------------  ---------------------   -------------
/s/ by Carolyn S. Parlato with Express       [City, State]           [Date]
     Permission

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:               1
                                            --------------------

Form 13F Information Table Value Total:           $20,153
                                            --------------------
                                                (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
         --------             --------       --------    --------   -------------------    --------    --------       --------
                                                          VALUE     SHRS OR  SH/  PUT/    INVESTMENT   [OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT  PRN  CALL    DISCRETION   MANAGERS]  SOLE  SHARED NONE
      --------------       --------------     -----      --------   -------  ---  ----    ----------   ---------  ----  -----------
------------------------------------------------------------------------------------------------------------------------------------
IGEN INTERNATIONAL INC      COMMON STOCK     449536101    20,153    350,000               SOLE                    X
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
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